Derivatives - Notional contract amounts and fair value of derivatives by product contract type held by HSBC (Details) number in Millions, $ in Millions	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Disclosure of detailed information about hedging instruments [line items]
Notional contract amount of trading instruments	$ 24,480,503	$ 23,117,598
Nominal contract amount of hedging instruments	315,513	206,760
Fair value of trading assets	$ 419,542	$ 247,449
Fair value of hedging assets	5,591	2,811
Gross total fair values of derivative assets	425,133	250,260
Fair value of derivative assets	284,146	196,882
Fair value of trading liabilities	423,084	243,269
Fair value of hedging liabilities	3,667	1,173
Gross total fair values of derivative liabilities	426,751	244,442
Fair value of derivative liabilities	285,764	191,064
Derivatives
Disclosure of detailed information about hedging instruments [line items]
Amounts offset on derivative liabilities	(140,987)	(53,378)
Derivatives
Disclosure of detailed information about hedging instruments [line items]
Amounts offset on derivative assets	(140,987)	(53,378)
Foreign exchange
Disclosure of detailed information about hedging instruments [line items]
Notional contract amount of trading instruments	$ 8,434,453	$ 7,723,034
Nominal contract amount of hedging instruments	38,924	43,839
Fair value of trading assets	$ 122,203	$ 79,801
Fair value of hedging assets	525	1,062
Gross total fair values of derivative assets	122,728	80,863
Fair value of trading liabilities	123,088	77,670
Fair value of hedging liabilities	166	207
Gross total fair values of derivative liabilities	123,254	77,877
Interest rate
Disclosure of detailed information about hedging instruments [line items]
Notional contract amount of trading instruments	$ 15,213,232	$ 14,470,539
Nominal contract amount of hedging instruments	276,589	162,921
Fair value of trading assets	$ 285,438	$ 151,631
Fair value of hedging assets	5,066	1,749
Gross total fair values of derivative assets	290,504	153,380
Fair value of trading liabilities	287,877	146,808
Fair value of hedging liabilities	3,501	966
Gross total fair values of derivative liabilities	291,378	147,774
Equities
Disclosure of detailed information about hedging instruments [line items]
Notional contract amount of trading instruments	$ 570,410	$ 659,142
Nominal contract amount of hedging instruments	0	0
Fair value of trading assets	$ 9,325	$ 12,637
Fair value of hedging assets	0	0
Gross total fair values of derivative assets	9,325	12,637
Fair value of trading liabilities	9,176	14,379
Fair value of hedging liabilities	0	0
Gross total fair values of derivative liabilities	9,176	14,379
Credit
Disclosure of detailed information about hedging instruments [line items]
Notional contract amount of trading instruments	$ 183,995	$ 190,724
Nominal contract amount of hedging instruments	0	0
Fair value of trading assets	$ 1,091	$ 2,175
Fair value of hedging assets	0	0
Gross total fair values of derivative assets	1,091	2,175
Fair value of trading liabilities	1,264	3,151
Fair value of hedging liabilities	0	0
Gross total fair values of derivative liabilities	1,264	3,151
Commodity and other
Disclosure of detailed information about hedging instruments [line items]
Notional contract amount of trading instruments	$ 78,413	$ 74,159
Nominal contract amount of hedging instruments	0	0
Fair value of trading assets	$ 1,485	$ 1,205
Fair value of hedging assets	0	0
Gross total fair values of derivative assets	1,485	1,205
Fair value of trading liabilities	1,679	1,261
Fair value of hedging liabilities	0	0
Gross total fair values of derivative liabilities	$ 1,679	$ 1,261